Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Current marketable investment securities	$ 4,720	$ 141,335	$ 1,401,145
Restricted marketable investment securities(1)	82,099	82,280	76,970
Total marketable investment securities	86,819	223,615	1,478,115
Restricted cash and cash equivalents (1)	275	94	10,014
Other investment securities - cost method	324,371	327,250
Total other investment securities		327,250	327,250
Total marketable investment securities, restricted cash and cash equivalents	$ 411,465	$ 550,959	1,815,379
Maximum maturities of commercial paper	365 days	365 days
Maximum maturities of corporate securities	18 months	18 months
EchoStar
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Other investment securities - cost method	$ 228,795	$ 228,795	228,795
HSSC
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Other investment securities - cost method	87,409	87,409	87,409
Other investment securities Member
Marketable Investment Securities, Restricted Cash and Cash Equivalents and Other Investment Securities:
Other investment securities - cost method	$ 8,167	$ 11,046	$ 11,046